IR PASS-THROUGH CORPORATION
                                                      c/o WEXFORD MANAGEMENT LLC
                                                          411 West Putnam Avenue
                                                             Greenwich, CT 06830
                                                                  (203) 862-7000
                                                             Fax: (203) 862-7461

                                                           Writer's Direct Dial:
                                                                        862-7000

ARROS Fund I (the "Fund")
-------------------------

February, 1996

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1995. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations which originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call IFTC at 800-874-6205.

Sincerely,


ARROS Fund I
By: IR Pass-through Corp., Sponsor

INDEPENDENT AUDITORS' REPORT

To the Unitholders, Sponsor, and Trustee of
Integrated ARROs Fund I:

We have audited the accompanying financial statements of financial condition of Integrated ARROs Fund I (the "Trust") as of December 31, 1995 and 1994, including the schedule of portfolio investments as of December 31, 1995, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for the period April 16, 1987 (Inception) to December 31, 1987 and each of the eight years in the period ended December 31, 1995. These financial statements and per unit operating performance, ratios and supplemental data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit operating performance, ratios and supplemental data are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I at December 31, 1995 and 1994, the results of its operations and changes in its net assets and the selected per unit operating performance, ratios and supplemental data for the above-stated periods in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $9,132,093 and $8,038,962 (100 percent of net assets) for the years ended December 31, 1995 and l994, respectively, whose values have been stated at the lower of fair market value as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values or Minimum Termination Value. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.



DELOITTE & TOUCHE, LLP
New York, New York
February 19, 1996

                             Integrated ARROs Fund I
                        Statements of Financial Condition

                                                              December 31,
                                                        ------------------------
                                                            1995         1994
                                                        -----------   ----------
Assets

Investments in payment obligations, at
    minimum termination value (cost $2,771,874) .....   $ 9,132,093   $8,038,962
                                                        ===========   ==========

Net Assets ..........................................   $ 9,132,093   $8,038,962
                                                        ===========   ==========

Net Asset Value per unit (2,771 units
outstanding) ........................................   $  3,295.59   $ 2,901.11
                                                        ===========   ==========

                        See notes to financial statements

                             Integrated ARROs Fund I
                            Statements of Operations

                                                     Year Ended December 31,
                                                 -------------------------------
                                                    1995                 1994
                                                 ----------           ----------
Investment income:
    Interest .........................           $1,093,131           $  956,066
                                                 ==========           ==========







                        See notes to financial statements

                             Integrated ARROs Fund I
                       Statements of Changes in Net Assets

                                                      Year Ended December 31,
                                                   -----------------------------
                                                      1995               1994
                                                   ----------         ----------
Increase in net assets
  from operations:

     Investment income ...................         $1,093,131         $  956,066

Net assets:

Beginning of period ......................          8,038,962          7,082,896
                                                   ----------         ----------

End of period ............................         $9,132,093         $8,038,962
                                                   ==========         ==========


                        See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   ORGANIZATION

     Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

     The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of payment obligations (the "Payment Obligations"), issued by certain privately offered, single purpose limited partnerships (the "Partnerships") previously sponsored by Integrated Resources, Inc. ("Integrated"). The Partnerships acquired and net leased commercial real estate, which was sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated. Pursuant to the Consummation of A Plan of Reorganization ("the Steinhardt Plan"), on November 3, 1994, the Sponsor is now a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.   CONFLICTS OF INTEREST

     Entities directly or indirectly owned by former officers and/or directors of the Sponsor and/or Integrated are the general partners of the Partnerships. Such general partners have a fiduciary responsibility to make decisions which are in the best interest of their respective Partnership. There may be circumstances in which such general partners may make decisions on behalf of the Partnerships which could conflict with or have an adverse effect on the rights of unitholders of the Fund. Although the Partnerships must comply with the terms of the Payment Obligations, there can be no assurance that the decisions of the general partners on behalf of the Partnerships would not adversely affect the value of the units and/or the ability of the Partnerships to fulfill their obligations under the Payment Obligations.

     Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. Wexford Management LLC ("Wexford"), formerly known as Concurrency Management Corp. ("Concurrency") provides administrative services to Presidio, who provides services for the Fund.

4.   THE PAYMENT OBLIGATIONS

     The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

     Payments on the seven Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of a net lease.

     If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made timely. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the holder of the Payment Obligation, in its discretion, to be immediately due and payable. Upon any disposition by a Partnership of its interest in the property, the Partnership shall be obligated to pay the holder of the Payment Obligation (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. If such sale is not made, so long as the Partnership continues to make timely payments under the Payment Obligation, generally there is no right of the Fund to accelerate payment thereof.

     There are significant limitations on the amounts that the Fund may receive in the event of a sale or other disposition of a Partnership's property. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.   COMMITMENTS AND CONTINGENCIES

     The Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, upon the period when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     The Sponsor projects, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that the $450,000 previously received by the sponsor from Integrated in settlement of the Sponsor's claim, will enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000, at which time, the Sponsor believes, securities held by the Fund and Fund II should begin to generate cash which could be used to administer the Fund and Fund II. There can be no assurance that such cash will be generated or that the $450,000 paid by Integrated will be sufficient to fund the Sponsor's obligations through the year 2000.

     Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Wexford Management LLC, 411 West Putnam Avenue, Greenwich, Connecticut 06830.

NAME                 POSITIONS WITH SPONSOR          PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----                 ----------------------          -----------------------------------------
Robert Holtz         Director and President          Presidio,  Vice  President  and  Secretary  since  August   1994;   Resurgence,
                                                     Vice President and Assistant  Secretary  since March 1994;  Wexford  Management
                                                     LLC,  Vice  President  since  January  1996;  Wexford  Management  Corp.,  Vice
                                                     President from November 1995 through December 1995; Concurrency, Vice President from May 1994 through  October 1995;  Bear Stearns Real Estate Group Inc., Vice
                                                     President from June 1993 through May 1994. Employed from 1989 to 1994.


Mark Plaumann       Director and Vice President      Wexford Management LLC, Senior Vice  President  since  January  1996;   Wexford
                                                     Management  Corp.,  Senior Vice President  from November 1995 through  December
                                                     1995;  Concurrency,  Vice  President  from February 1995 through  October 1995;
                                                     Alvarez  and  Marsel,  Inc.,  a  crisis-management  consulting  firm,  Managing
                                                     Director from 1990 through January 1995.


Jay L. Maymudes    Vice President, Secretary         Presidio, Chief Financial Officer, Vice President and  Treasurer  since  August
                     and Treasurer                   1994;  Resurgence,  Chief  Financial  Officer,  Vice  President  and  Assistant
                                                     Secretary since July 1994;  Wexford Management LLC, Chief Financial Officer and
                                                     Vice President since January 1996;  Wexford  Management Corp.,  Chief Financial
                                                     Officer  and  Vice  President   from  November  1995  through   December  1995;
                                                     Concurrency,  Chief Financial Officer and Vice President from July 1994 through
                                                     October 1995;  Dusco, Inc. (a real estate  investment  advisor),  Secretary and
                                                     Treasurer  from December 1988, and Senior Vice President from February 1990, in each case through June 1994.


Arthur H. Amron    Vice President & Assistant        Presidio,  Vice President since November 1994;  Wexford Management LLC, General
                     Secretary                       Counsel  since  January  1996;  Wexford Management Corp.,  General Counsel from
                                                     November 1995 through December 1995; Concurrency, General Counsel from November
                                                     1994 through October 1995;  from 1992 to November 1994,  attorney with Schulte,
                                                     Roth & Zabel; Prior to 1992, attorney with Debevoise & Plimpton.


Guy Sansone        Assistant Secretary               Wexford Management LLC,  Vice President since January 1996;  Wexford Management
                                                     Corp.,  Vice President from November 1995 through  December 1995;  Concurrency, employed  from  November  1994  through  October  1995;  Deloitte & Touche LLP,
                                                     Manager, employed from 1989 through October 1994.

                                                      Integrated ARROs Fund I
                                                 Schedule of Portfolio Investments
                                                         December 31, 1995

 Partnership                                                                                                         Discount To
Date Payment                                                            Original       Simple                         Arrive at
 Obligation                           Property            Type of       Principal      Interest     Accrued      Minimum Termination
  Incurred        Lessee              Location            property      Amount         Rate         Interest            Value
------------------------------------------------------------------------------------------------------------------------------------
   Walando        Walgreen          Orlando, FL             Office/     $  820,000      13.0%     $ 1,577,413      $ 1,412,443
   3/18/81         Company                                Warehouse
                                                           Building

    Santex     Albertson's           Venice, FL              Retail        570,000      17.0%       1,406,002          968,756
7/1/81 (2)            Inc.        Livermore, CA          Facilities


     Lando     Albertson's         Portland, OR              Retail        783,451      16.0%       1,780,373        1,742,749
  10/21/81            Inc.          Orlando, FL          Facilities
  (amended                       Huntsville, AL
  4/15/82)

  Denville           Xerox       Lewisville, TX               Plant        963,048      15.0%       2,027,183        2,181,794
  12/27/81     Corporation                                 Facility
  (amended
  1/27/84)

     Elway         Safeway         Billings, MT              Retail      1,820,000      18.5%       4,645,613        4,329,729
   3/18/82    Stores, Inc.       Huntsville, TX          Facilities
                                 Fort Worth, TX
                                     Aurora, CO
                               Mamoth Lakes, CA

  Walstaff        Walgreen        Flagstaff, AZ          Warehouse/      1,159,771      16.0%       2,546,072        2,362,104
   4/15/82         Arizona                             Distribution
  (amended        Drug Co.                                 Building
  6/17/82)             (3)

  Walcreek        Hercules        Walnut Creek,              Office      1,306,709      18.5%       3,245,344        2,521,311
    8/1/82     Credit Inc.                   CA            Building
  (amended             (4)
  6/29/83,
  12/3/84)
                                                                        ----------                -----------      -----------
                                                                        $7,422,979                $17,228,000      $15,518,886
                                                                        ==========                ===========      ===========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated

                                                      Integrated ARROs Fund I
                                           Schedule of Portfolio Investments -- Continued
                                                         December 31, 1995

 Partnership
Date Payment                                                  Periodic                     Minimum
 Obligation                           Property             Payment During                Termination
  Incurred        Lessee              Location            Primary Term (1)                  Value
----------------------------------------------------------------------------------------------------
   Walando        Walgreen          Orlando, FL             5/1/96-4/1/06                 $  984,970
   3/18/81         Company                                      $11,833/mo


    Santex     Albertson's           Venice, FL            9/1/96-8/1/06                   1,007,246
7/1/81 (2)            Inc.        Livermore, CA                 $13,342/mo


     Lando     Albertson's         Portland, OR            7/1/97-1/1/07                     821,075
  10/21/81            Inc.          Orlando, FL              $62,656/semi.
  (amended                       Huntsville, AL
  4/15/82)

  Denville           Xerox       Lewisville, TX            8/1/98-7/1/08                     808,437
  12/27/81     Corporation                                      $12,038/mo
  (amended
  1/27/84)

     Elway         Safeway         Billings, MT            7/1/97-6/1/07                   2,135,884
   3/18/82    Stores, Inc.       Huntsville, TX                 $28,053/mo
                                 Fort Worth, TX
                                     Aurora, CO
                               Mamoth Lakes, CA

  Walstaff        Walgreen        Flagstaff, AZ           12/1/98-6/1/03                   1,343,739
   4/15/82         Arizona                                   $156,738/semi.
  (amended        Drug Co.
  6/17/82)             (3)

  Walcreek        Hercules        Walnut Creek,           10/1/97-9/1/07                   2,030,742
    8/1/82     Credit Inc.                   CA                 $30,155/mo
  (amended             (4)
  6/29/83,
  12/3/84)
                                                                                          ----------
                                                                                          $9,132,093
                                                                                          ==========
(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated

Integrated ARROs Fund I
Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data


                                                                              YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------------------
Per Unit Operating Performance                   1995               1994               1993               1992              1991
------------------------------                ----------         ----------         ----------         ----------        ----------
Net Asset Value, Begining of Period            $2,901.11          $2,556.08          $2,253.97          $1,989.14         $1,756.75

Net Investment Income                             394.48             345.03             302.11             264.83            232.39
                                              ----------         ----------         ----------         ----------        ----------

Net Asset Value, End of Period                 $3,295.59          $2,901.11          $2,556.08          $2,253.97         $1,989.14
                                              ==========         ==========         ==========         ==========        ==========

Total Investment Return                          $394.48            $345.03            $302.11            $264.83           $232.39
                                              ==========         ==========         ==========         ==========        ==========


Ratios/Supplemental Data
------------------------

Net Assets, End of Period                     $9,132,093         $8,038,962         $7,082,896         $6,245,750        $5,511,913

Ratio of Expense to Average Net Assets               N/A                N/A                N/A                N/A               N/A

Ratio of Net Income to Average Net Assets          12.73%             12.64%             12.56%             12.48%            12.41%

Portfolio Turnover Rate                              N/A              N/A                  N/A                N/A               N/A

                                                       INEGRATED ARROS FUND I
            SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS -- JANUARY 1, 1995 THROUGH DECEMBER 31, 1995

   DATE     ACCRUED INTEREST      DATE     ACCRUED INTEREST      DATE     ACCRUED INTEREST     DATE      ACCRUED INTEREST
 1-Jan-95      15,993,790      23-Feb-95      16,173,455      17-Apr-95      16,353,119      9-Jun-95       16,532,784
 2-Jan-95      15,997,180      24-Feb-95      16,176,845      18-Apr-95      16,356,509      10-Jun-95      16,536,174
 3-Jan-95      16,000,570      25-Feb-95      16,180,234      19-Apr-95      16,359,899      11-Jun-95      16,539,564
 4-Jan-95      16,003,960      26-Feb-95      16,183,624      20-Apr-95      16,363,289      12-Jun-95      16,542,954
 5-Jan-95      16,007,350      27-Feb-95      16,187,014      21-Apr-95      16,366,679      13-Jun-95      16,546,344
 6-Jan-95      16,010,739      28-Feb-95      16,190,404      22-Apr-95      16,370,069      14-Jun-95      16,549,734
 7-Jan-95      16,014,129      1-Mar-95       16,193,794      23-Apr-95      16,373,459      15-Jun-95      16,553,124
 8-Jan-95      16,017,519      2-Mar-95       16,197,184      24-Apr-95      16,376,849      16-Jun-95      16,556,513
 9-Jan-95      16,020,909      3-Mar-95       16,200,574      25-Apr-95      16,380,239      17-Jun-95      16,559,903
10-Jan-95      16,024,299      4-Mar-95       16,203,964      26-Apr-95      16,383,629      18-Jun-95      16,563,293
11-Jan-95      16,027,689      5-Mar-95       16,207,354      27-Apr-95      16,387,018      19-Jun-95      16,566,683
12-Jan-95      16,031,079      6-Mar-95       16,210,744      28-Apr-95      16,390,408      20-Jun-95      16,570,073
13-Jan-95      16,034,469      7-Mar-95       16,214,133      29-Apr-95      16,393,798      21-Jun-95      16,573,463
14-Jan-95      16,037,859      8-Mar-95       16,217,523      30-Apr-95      16,397,188      22-Jun-95      16,576,853
15-Jan-95      16,041,249      9-Mar-95       16,220,913      1-May-95       16,400,578      23-Jun-95      16,580,243
16-Jan-95      16,044,638      10-Mar-95      16,224,303      2-May-95       16,403,968      24-Jun-95      16,583,633
17-Jan-95      16,048,028      11-Mar-95      16,227,693      3-May-95       16,407,358      25-Jun-95      16,587,023
18-Jan-95      16,051,418      12-Mar-95      16,231,083      4-May-95       16,410,748      26-Jun-95      16,590,412
19-Jan-95      16,054,808      13-Mar-95      16,234,473      5-May-95       16,414,138      27-Jun-95      16,593,802
20-Jan-95      16,058,198      14-Mar-95      16,237,863      6-May-95       16,417,528      28-Jun-95      16,597,192
21-Jan-95      16,061,588      15-Mar-95      16,241,253      7-May-95       16,420,917      29-Jun-95      16,600,582
22-Jan-95      16,064,978      16-Mar-95      16,244,643      8-May-95       16,424,307      30-Jun-95      16,603,972
23-Jan-95      16,068,368      17-Mar-95      16,248,032      9-May-95       16,427,697      1-Jul-95       16,607,362
24-Jan-95      16,071,758      18-Mar-95      16,251,422      10-May-95      16,431,087      2-Jul-95       16,610,752
25-Jan-95      16,075,148      19-Mar-95      16,254,812      11-May-95      16,434,477      3-Jul-95       16,614,142
26-Jan-95      16,078,537      20-Mar-95      16,258,202      12-May-95      16,437,867      4-Jul-95       16,617,532
27-Jan-95      16,081,927      21-Mar-95      16,261,592      13-May-95      16,441,257      5-Jul-95       16,620,922
28-Jan-95      16,085,317      22-Mar-95      16,264,982      14-May-95      16,444,647      6-Jul-95       16,624,311
29-Jan-95      16,088,707      23-Mar-95      16,268,372      15-May-95      16,448,037      7-Jul-95       16,627,701
30-Jan-95      16,092,097      24-Mar-95      16,271,762      16-May-95      16,451,427      8-Jul-95       16,631,091
31-Jan-95      16,095,487      25-Mar-95      16,275,152      17-May-95      16,454,816      9-Jul-95       16,634,481
 1-Feb-95      16,098,877      26-Mar-95      16,278,542      18-May-95      16,458,206      10-Jul-95      16,637,871
 2-Feb-95      16,102,267      27-Mar-95      16,281,931      19-May-95      16,461,596      11-Jul-95      16,641,261
 3-Feb-95      16,105,657      28-Mar-95      16,285,321      20-May-95      16,464,986      12-Jul-95      16,644,651
 4-Feb-95      16,109,047      29-Mar-95      16,288,711      21-May-95      16,468,376      13-Jul-95      16,648,041
 5-Feb-95      16,112,436      30-Mar-95      16,292,101      22-May-95      16,471,766      14-Jul-95      16,651,431
 6-Feb-95      16,115,826      31-Mar-95      16,295,491      23-May-95      16,475,156      15-Jul-95      16,654,821
 7-Feb-95      16,119,216      1-Apr-95       16,298,881      24-May-95      16,478,546      16-Jul-95      16,658,211
 8-Feb-95      16,122,606      2-Apr-95       16,302,271      25-May-95      16,481,936      17-Jul-95      16,661,600
 9-Feb-95      16,125,996      3-Apr-95       16,305,661      26-May-95      16,485,326      18-Jul-95      16,664,990
10-Feb-95      16,129,386      4-Apr-95       16,309,051      27-May-95      16,488,715      19-Jul-95      16,668,380
11-Feb-95      16,132,776      5-Apr-95       16,312,441      28-May-95      16,492,105      20-Jul-95      16,671,770
12-Feb-95      16,136,166      6-Apr-95       16,315,831      29-May-95      16,495,495      21-Jul-95      16,675,160
13-Feb-95      16,139,556      7-Apr-95       16,319,220      30-May-95      16,498,885      22-Jul-95      16,678,550
14-Feb-95      16,142,946      8-Apr-95       16,322,610      31-May-95      16,502,275      23-Jul-95      16,681,940
15-Feb-95      16,146,335      9-Apr-95       16,326,000      1-Jun-95       16,505,665      24-Jul-95      16,685,330
16-Feb-95      16,149,725      10-Apr-95      16,329,390      2-Jun-95       16,509,055      25-Jul-95      16,688,720
17-Feb-95      16,153,115      11-Apr-95      16,332,780      3-Jun-95       16,512,445      26-Jul-95      16,692,110
18-Feb-95      16,156,505      12-Apr-95      16,336,170      4-Jun-95       16,515,835      27-Jul-95      16,695,499
19-Feb-95      16,159,895      13-Apr-95      16,339,560      5-Jun-95       16,519,225      28-Jul-95      16,698,889
20-Feb-95      16,163,285      14-Apr-95      16,342,950      6-Jun-95       16,522,614      29-Jul-95      16,702,279
21-Feb-95      16,166,675      15-Apr-95      16,346,340      7-Jun-95       16,526,004      30-Jul-95      16,705,669
22-Feb-95      16,170,065      16-Apr-95      16,349,730      8-Jun-95       16,529,394      31-Jul-95      16,709,059

                                                       INEGRATED ARROS FUND I
       SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS -- JANUARY 1, 1995 THROUGH DECEMBER 31, 1995 -- Cont'd.

   DATE      ACCRUED INTEREST     DATE      ACCRUED INTEREST      DATE     ACCRUED INTEREST
-------------------------------------------------------------------------------------------
 1-Aug-95       16,712,449      23-Sep-95      16,892,114      15-Nov-95      17,071,778
 2-Aug-95       16,715,839      24-Sep-95      16,895,504      16-Nov-95      17,075,168
 3-Aug-95       16,719,229      25-Sep-95      16,898,893      17-Nov-95      17,078,558
 4-Aug-95       16,722,619      26-Sep-95      16,902,283      18-Nov-95      17,081,948
 5-Aug-95       16,726,009      27-Sep-95      16,905,673      19-Nov-95      17,085,338
 6-Aug-95       16,729,398      28-Sep-95      16,909,063      20-Nov-95      17,088,728
 7-Aug-95       16,732,788      29-Sep-95      16,912,453      21-Nov-95      17,092,118
 8-Aug-95       16,736,178      30-Sep-95      16,915,843      22-Nov-95      17,095,508
 9-Aug-95       16,739,568      1-Oct-95       16,919,233      23-Nov-95      17,098,898
 10-Aug-95      16,742,958      2-Oct-95       16,922,623      24-Nov-95      17,102,288
 11-Aug-95      16,746,348      3-Oct-95       16,926,013      25-Nov-95      17,105,677
 12-Aug-95      16,749,738      4-Oct-95       16,929,403      26-Nov-95      17,109,067
 13-Aug-95      16,753,128      5-Oct-95       16,932,792      27-Nov-95      17,112,457
 14-Aug-95      16,756,518      6-Oct-95       16,936,182      28-Nov-95      17,115,847
 15-Aug-95      16,759,908      7-Oct-95       16,939,572      29-Nov-95      17,119,237
 16-Aug-95      16,763,297      8-Oct-95       16,942,962      30-Nov-95      17,122,627
 17-Aug-95      16,766,687      9-Oct-95       16,946,352      1-Dec-95       17,126,017
 18-Aug-95      16,770,077      10-Oct-95      16,949,742      2-Dec-95       17,129,407
 19-Aug-95      16,773,467      11-Oct-95      16,953,132      3-Dec-95       17,132,797
 20-Aug-95      16,776,857      12-Oct-95      16,956,522      4-Dec-95       17,136,187
 21-Aug-95      16,780,247      13-Oct-95      16,959,912      5-Dec-95       17,139,576
 22-Aug-95      16,783,637      14-Oct-95      16,963,302      6-Dec-95       17,142,966
 23-Aug-95      16,787,027      15-Oct-95      16,966,692      7-Dec-95       17,146,356
 24-Aug-95      16,790,417      16-Oct-95      16,970,081      8-Dec-95       17,149,746
 25-Aug-95      16,793,807      17-Oct-95      16,973,471      9-Dec-95       17,153,136
 26-Aug-95      16,797,196      18-Oct-95      16,976,861      10-Dec-95      17,156,526
 27-Aug-95      16,800,586      19-Oct-95      16,980,251      11-Dec-95      17,159,916
 28-Aug-95      16,803,976      20-Oct-95      16,983,641      12-Dec-95      17,163,306
 29-Aug-95      16,807,366      21-Oct-95      16,987,031      13-Dec-95      17,166,696
 30-Aug-95      16,810,756      22-Oct-95      16,990,421      14-Dec-95      17,170,086
 31-Aug-95      16,814,146      23-Oct-95      16,993,811      15-Dec-95      17,173,475
 1-Sep-95       16,817,536      24-Oct-95      16,997,201      16-Dec-95      17,176,865
 2-Sep-95       16,820,926      25-Oct-95      17,000,591      17-Dec-95      17,180,255
 3-Sep-95       16,824,316      26-Oct-95      17,003,980      18-Dec-95      17,183,645
 4-Sep-95       16,827,706      27-Oct-95      17,007,370      19-Dec-95      17,187,035
 5-Sep-95       16,831,095      28-Oct-95      17,010,760      20-Dec-95      17,190,425
 6-Sep-95       16,834,485      29-Oct-95      17,014,150      21-Dec-95      17,193,815
 7-Sep-95       16,837,875      30-Oct-95      17,017,540      22-Dec-95      17,197,205
 8-Sep-95       16,841,265      31-Oct-95      17,020,930      23-Dec-95      17,200,595
 9-Sep-95       16,844,655      1-Nov-95       17,024,320      24-Dec-95      17,203,985
 10-Sep-95      16,848,045      2-Nov-95       17,027,710      25-Dec-95      17,207,374
 11-Sep-95      16,851,435      3-Nov-95       17,031,100      26-Dec-95      17,210,764
 12-Sep-95      16,854,825      4-Nov-95       17,034,490      27-Dec-95      17,214,154
 13-Sep-95      16,858,215      5-Nov-95       17,037,879      28-Dec-95      17,217,544
 14-Sep-95      16,861,605      6-Nov-95       17,041,269      29-Dec-95      17,220,934
 15-Sep-95      16,864,994      7-Nov-95       17,044,659      30-Dec-95      17,224,324
 16-Sep-95      16,868,384      8-Nov-95       17,048,049      31-Dec-95      17,227,714
 17-Sep-95      16,871,774      9-Nov-95       17,051,439      1-Jan-96       17,231,104
 18-Sep-95      16,875,164      10-Nov-95      17,054,829
 19-Sep-95      16,878,554      11-Nov-95      17,058,219
 20-Sep-95      16,881,944      12-Nov-95      17,061,609
 21-Sep-95      16,885,334      13-Nov-95      17,064,999
 22-Sep-95      16,888,724      14-Nov-95      17,068,389

                             INEGRATED ARROS FUND I
       SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS --
              JANUARY 1, 1995 THROUGH DECEMBER 31, 1995 -- Cont'd.

                                                    INTEREST
  PAYMENT        INTEREST          ANNUAL         INCEPTION TO        INCEPTION
OBLIGATION         RATE           INTEREST          31-Dec-95           DATE
-------------------------------------------------------------------------------
  820,000         13.00%           106,600          1,577,388        18-Mar-81
  570,000         17.00%            96,900          1,405,979         1-Jul-81
  783,451         16.00%           125,352          1,780,344        21-Oct-81
  963,048         15.00%           144,457          2,027,150        22-Dec-81
1,820,000         18.50%           336,700          4,645,538        18-Mar-82
1,159,771         16.00%           185,563          2,546,031        15-Apr-82
1,306,709         18.50%           241,741          3,245,292         1-Aug-82
---------                        ---------         ----------
7,422,979                        1,237,314         17,227,722
=========                        =========         ==========
ROUNDED                                            17,228,000
                                                   ==========
12/31/94 INTEREST AMOUNT                           15,990,400
                                                   ==========
DAILY INTEREST AMOUNT                                3,389.90
                                                   ==========

For period ended 12/31/95
File Number 811-4392


                                 Signature Page
                                 --------------

This report is signed on behalf of the Registrant in the town of Greenwich in the State of Connecticut on the 29th day of February, 1996.


                                              IR Pass-through Corporation
                                              (Sponsor of Integrated ARROs
                                              Fund I, the Registrant during the
                                              period ending 12/31/95)


Witness: /s/ Jay L. Maymudes                         By: /s/ Robert Holtz
         -------------------------------                 -----------------------
         Name:  Jay L. Maymudes                          Robert Holtz, President
         Title: Vice President,
                Secretary and Treasurer